RELATED PARTIES BALANCES AND TRANSACTIONS (Tables)	3 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
Schedule of due to related parties

		Transaction	October 31,	July 31,
Name	Relationship	Nature	2024	2024
RQS Capital	61.89% shareholder	Company cash collection due to RQS Capital	$2,271	$2,271
TOTAL			$2,271	$2,271